Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
June 30, 2025

Dates Covered
Collections Period	06/01/25 - 06/30/25
Interest Accrual Period	06/16/25 - 07/14/25
30/360 Days	30
Actual/360 Days	29
Distribution Date	07/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/25	170,024,172.46	17,307
Yield Supplement Overcollateralization Amount 05/31/25	1,313,017.22	0
Receivables Balance 05/31/25	171,337,189.68	17,307
Principal Payments	10,851,657.01	447
Defaulted Receivables	229,694.03	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/25	1,161,775.50	0
Pool Balance at 06/30/25	159,094,063.14	16,845

Pool Statistics	$ Amount	# of Accounts
Pool Factor	13.54%
Prepayment ABS Speed	1.09%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	4,445,796.56	315
Past Due 61-90 days	1,435,113.31	92
Past Due 91-120 days	211,782.88	14
Past Due 121+ days	0.00	0
Total	6,092,692.75	421

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.80%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.03%
Delinquency Trigger Occurred	NO

Recoveries	178,514.20
Aggregate Net Losses/(Gains) - June 2025	51,179.83
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.36%
Prior Net Losses/(Gains) Ratio	-0.10%
Second Prior Net Losses/(Gains) Ratio	0.23%
Third Prior Net Losses/(Gains) Ratio	-0.22%
Four Month Average	0.07%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.51%

Overcollateralization Target Amount	5,755,408.97
Actual Overcollateralization	5,755,408.97
Weighted Average Contract Rate	4.34%
Weighted Average Contract Rate, Yield Adjusted	5.27%
Weighted Average Remaining Term	22.27

Flow of Funds	$ Amount
Collections	11,648,003.85
Investment Earnings on Cash Accounts	11,515.27
Servicing Fee	(142,780.99)
Transfer to Collection Account	-
Available Funds	11,516,738.13

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	103,096.37
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	5,174,700.35
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,755,408.97
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	415,040.77

Total Distributions of Available Funds	11,516,738.13

Servicing Fee	142,780.99
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 06/16/25	164,268,763.49
Principal Paid	10,930,109.32
Note Balance @ 07/15/25	153,338,654.17

Class A-1
Note Balance @ 06/16/25	0.00
Principal Paid	0.00
Note Balance @ 07/15/25	0.00
Note Factor @ 07/15/25	0.0000000%

Class A-2
Note Balance @ 06/16/25	0.00
Principal Paid	0.00
Note Balance @ 07/15/25	0.00
Note Factor @ 07/15/25	0.0000000%

Class A-3
Note Balance @ 06/16/25	0.00
Principal Paid	0.00
Note Balance @ 07/15/25	0.00
Note Factor @ 07/15/25	0.0000000%

Class A-4
Note Balance @ 06/16/25	112,468,763.49
Principal Paid	10,930,109.32
Note Balance @ 07/15/25	101,538,654.17
Note Factor @ 07/15/25	83.5021827%

Class B
Note Balance @ 06/16/25	34,530,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	34,530,000.00
Note Factor @ 07/15/25	100.0000000%

Class C
Note Balance @ 06/16/25	17,270,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	17,270,000.00
Note Factor @ 07/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	171,588.04
Total Principal Paid	10,930,109.32
Total Paid	11,101,697.36

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.81000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.10000%
Interest Paid	103,096.37
Principal Paid	10,930,109.32
Total Paid to A-4 Holders	11,033,205.69

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1494409
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.5193427
Total Distribution Amount	9.6687836

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.8478320
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	89.8857674
Total A-4 Distribution Amount	90.7335994

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	473.44
Noteholders' Principal Distributable Amount	526.56

Account Balances	$ Amount
Reserve Account
Balance as of 06/16/25	2,877,704.48
Investment Earnings	10,056.09
Investment Earnings Paid	(10,056.09)
Deposit/(Withdrawal)	-
Balance as of 07/15/25	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,192,723.15	$1,053,006.18	$1,089,063.48
Number of Extensions	92	87	75
Ratio of extensions to Beginning of Period Receivables Balance	0.70%	0.57%	0.56%